Classification of Financial Instruments	12 Months Ended
Dec. 31, 2018
Classification of Financial Instruments [Abstract]
Classification of Financial Instruments
5.	Classification of Financial Instruments

(1)	Classification of financial assets as of December 31, 2017 and 2018 are as follows:

		2017
		Financial assets at fair value through profit or loss	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	2,369,739	—	—	—	2,369,739
Current financial assets
Held-to-maturity investments		—	—	—	5	—	5
Derivative assets		12,923	—	—	—	12	12,935
Other financial assets		—	1,945,417	—	—	—	1,945,417
Trade and other receivables		—	7,928,972	—	—	—	7,928,972

		12,923	12,244,128	—	5	12	12,257,068

Non-current assets
Non-current financial assets
Available-for-sale financial assets		—	—	699,833	—	—	699,833
Held-to-maturity investments		—	—	—	3,139	—	3,139
Derivative assets		9,097	—	—	—	10,594	19,691
Other financial assets		111,512	1,204,738	—	—	—	1,316,250
Trade and other receivables		—	1,754,797	—	—	—	1,754,797

		120,609	2,959,535	699,833	3,139	10,594	3,793,710

	￦	133,532	15,203,663	699,833	3,144	10,606	16,050,778

		2018
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	1,358,345	—	1,358,345
Current financial assets
Current financial assets at fair value through profit or loss		313,893	—	—	—	313,893
Current financial assets at amortized costs		—	—	11,956	—	11,956
Current derivative assets		13,936	—	—	28,171	42,107
Other financial assets		—	—	1,991,939	—	1,991,939
Trade and other receivables		—	—	7,793,592	—	7,793,592

		327,829	—	11,155,832	28,171	11,511,832

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		607,042	—	—	—	607,042
Non-current financial assets at fair value through other comprehensive income		—	399,495	—	—	399,495
Non-current financial assets at amortized costs		—	—	2,086	—	2,086
Non-current derivative assets		23,695	—	—	36,533	60,228
Other financial assets		—	—	1,044,762	—	1,044,762
Trade and other receivables		—	—	1,819,845	—	1,819,845

		630,737	399,495	2,866,693	36,533	3,933,458

	￦	958,566	399,495	14,022,525	64,704	15,445,290

(2)	Classification of financial liabilities as of December 31, 2017 and 2018 are as follows:

		2017
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	1,165,985	—	1,165,985
Debt securities		—	7,957,300	—	7,957,300
Derivative liabilities		51,090	—	20,177	71,267
Trade and other payables		—	5,999,521	—	5,999,521

		51,090	15,122,806	20,177	15,194,073

Non-current liabilities
Borrowings		—	2,434,624	—	2,434,624
Debt securities		—	43,189,483	—	43,189,483
Derivative liabilities		99,839	—	256,953	356,792
Trade and other payables		—	3,223,480	—	3,223,480

		99,839	48,847,587	256,953	49,204,379

	￦	150,929	63,970,393	277,130	64,398,452

		2018
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	1,172,624	—	1,172,624
Debt securities		—	6,788,824	—	6,788,824
Derivative liabilities		13,706	—	6,725	20,431
Trade and other payables		—	6,405,395	—	6,405,395

		13,706	14,366,843	6,725	14,387,274

Non-current liabilities
Borrowings		—	3,258,015	—	3,258,015
Debt securities		—	49,815,164	—	49,815,164
Derivative liabilities		85,304	—	206,428	291,732
Trade and other payables		—	2,941,696	—	2,941,696

		85,304	56,014,875	206,428	56,306,607

	￦	99,010	70,381,718	213,153	70,693,881

(3)	Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2016, 2017 and 2018 are as follows:

			2016	2017	2018
			In millions of won
Cash and cash equivalents	Interest income	￦	61,380	35,474	40,704
Financial assets at fair value through profit or loss	Interest income		—	—	21,713
	Gain on valuation of derivatives		—	—	34,117
	Gain on transaction of derivatives		—	—	39,114
	Gain on valuation of financial assets		—	—	1,879
	Gain on disposal of financial assets		—	—	1,837
Financial assets at fair value through profit or loss	Interest income		—	290	—
	Gain (loss) on valuation of derivatives		113,671	(214,100)	—
	Loss on transaction of derivatives		(8,039)	(37,266)	—
	Gain on valuation of financial assets		—	12	—
Financial assets at fair value through other comprehensive income	Dividends income		—	—	12,777
Available-for-sale financial assets	Dividends income		9,446	11,477	—
	Impairment loss on available-for-sale financial assets		(86,703)	(2,713)	—
	Gain (loss) on disposal of available-for-sale financial assets		1,473	(1,213)	—
Financial assets at amortized cost	Interest income		—	—	89
Held-to-maturity investments	Interest income		97	82	—
Loans and receivables	Interest income		25,106	30,014	21,925
Trade and other receivables	Interest income		102,237	102,727	90,390
Short-term financial instruments	Interest income		45,763	29,412	41,025
Long-term financial instruments	Interest income		7,195	8,144	7,920
Other financial assets	Interest income		—	—	1
Derivative assets (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		145,458	(41,129)	69,799
	Gain on valuation of derivatives (equity, before tax)(*)		50,047	2,453	8,600
	Gain (loss) on transaction of derivatives		(13,994)	(58,299)	34,152
Financial liabilities at fair value through profit or loss	Loss on valuation of derivatives		—	—	(4,650)
	Gain on transaction of derivatives		—	—	36,046
Financial liabilities at fair value through profit or loss	Gain (loss) on valuation of derivatives		23,225	(179,879)	—
	Gain (loss) on transaction of derivatives		17,045	(27,175)	—
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		(1,202,065)	(1,240,727)	(1,320,516)
	Loss on retirement of financial liabilities		(23,000)	(5)	—
	Interest expense of trade and other payables		(68,375)	(57,160)	(42,830)
	Interest expense of others		(482,428)	(491,665)	(505,112)
	Gain (loss) on foreign currency transactions and translations		(290,485)	1,075,215	(356,159)
Derivative liabilities (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		5,714	(439,559)	53,937
	Gain (loss) on valuation of derivatives (equity, before tax)(*)		(3,297)	29,431	(15,029)
	Gain (loss) on transaction of derivatives		(51,450)	(46,221)	37,985

(*)

Items are included in other comprehensive income or loss. All other income and gain amounts listed above are included in finance income, and all expense and losses listed above are included in finance expenses in the consolidated statements of comprehensive income or loss.